Property Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 389.4	$ 729.9	$ 745.3	$ 631.1
Fleet assets pledged		80.7
$60 million senior secured revolving credit facility
Property, Plant and Equipment [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 60.0